       As filed with the Securities and Exchange Commission on February 28, 2005
                                                             File Nos. 333-16949
                                                                        811-8696
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

      REGISTRATION STATEMENT UNDER THE
      SECURITIES ACT OF 1933                            [ ]

      PRE-EFFECTIVE AMENDMENT NO.
      POST-EFFECTIVE AMENDMENT NO. 10                   [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                        AMENDMENT NO. 19               [X]
                        (Check Appropriate Box or Boxes)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                BOSTON, MA 02117
          (Complete address of depositor's principal executive offices)

        Depositor's Telephone Number, Including Area Code: (617) 663-2184

                        ---------------------------------

                           ARNOLD R. BERGMAN, ESQUIRE
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               601 CONGRESS STREET
                              BOSTON, MA 02210-2805
                (Name and complete address of agent for service)

                              --------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                              --------------------

It is proposed that this filing become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 30, 2005 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on (April 30) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

 ELECTRONIC SERVICING CENTER                     ADMINISTRATIVE SERVICING CENTER
URL: http://www.AnnuityNet.com                        Post Office Box 62137
                                                 Baltimore, Maryland 21264-2137


                        Prospectus dated April 30, 2005
                                for interests in
                     John Hancock Variable Annuity Account I


                       Interests are made available under

                                eVARIABLE ANNUITY

           an individual deferred variable annuity contract issued by JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

The contract enables you to earn investment-based returns in the following variable investment options:


Small Cap Growth*             Large Cap Growth             Equity-Income
                              Total Stock Market Index
Small Cap Index                                            High Yield
Mid Cap Stock                                              Global Bond
Financial Services            Small Cap Value              Total Return
                              Mid Value                    Active Bond
International Equity Index B  500 Index B                  Short-Term Bond
Overseas Equity                                            Money Market B



*Not available for contracts issued after April 30, 2003


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional information about the contract and the Account is contained in a Statement of Additional Information, dated the same date as this prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the above address or by telephoning (800) 344-1029. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Account. We list the Table of Contents of the Statement of Additional Information on page 3.

In this prospectus, we refer to John Hancock Variable Life Insurance Company as "JHVLICO," "WE," "US," "OUR," or "THE COMPANY." In addition, John Hancock Variable Annuity Account JF is referred to as the "VARIABLE ACCOUNT".

                                TABLE OF CONTENTS


SUMMARY..................................................

GUIDE TO THIS PROSPECTUS.................................

IMPORTANT NOTICES........................................

INDEX OF KEY WORDS.......................................

FEE TABLES...............................................
    Examples.............................................

BASIC INFORMATION........................................
  1.WHAT IS THE CONTRACT?................................
  2.WHO OWNS THE CONTRACT?...............................
  3.IS THE OWNER ALSO THE ANNUITANT?.....................
  4.HOW CAN I INVEST MONEY IN A CONTRACT?................
    Premium Payments.....................................
    Applying for a Contract..............................
    Limits on Premium Payments...........................
    Ways to Make Premium Payments........................
  5.WHAT IS THE ELECTRONIC SERVICING CENTER?.............
  6.HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT
    CHANGE OVER TIME? ...................................
  7.WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?.......
  8.TO WHAT EXTENT CAN WE VARY THE TERMS AND
    CONDITIONS OF THE CONTRACTS? ........................
    State Law Insurance Requirements.....................
    Variations in Charges or Rates.......................
  9.WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?..
  10.HOW CAN I CHANGE MY CONTRACT'S INVESTMENT
  ALLOCATIONS? ..........................................
    Allocation of Premium Payments.......................
    Transferring Your Assets.............................
  11.WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY
     CONTRACT? ..........................................
    Asset-Based Charge...................................
    Premium Taxes........................................
  12.HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?..........
    Surrenders and Partial Withdrawals...................
    Systematic Withdrawal Plan...........................
  13.WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY
     CONTRACT'S DATE OF MATURITY? .......................
    Guaranteed Minimum Death Benefit.....................
  14.CAN I RETURN MY CONTRACT?...........................
ADDITIONAL INFORMATION...................................
AI-1 DESCRIPTION OF JHVLICO..............................
AI-2 WHO SHOULD PURCHASE A CONTRACT?.....................
AI-3 HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS......
AI-4 THE ACCUMULATION PERIOD.............................
    Your Value in Our Variable Investment Options........
    Valuation of Accumulation Units......................
AI-5 THE ANNUITY PERIOD..................................
    Date of Maturity.....................................
    Choosing Variable Annuity Payments...................
    Selecting an Annuity Option..........................
    Variable Monthly Annuity Payments....................
    Annuity Options......................................
AI-6 VARIABLE INVESTMENT OPTION VALUATION PROCEDURES.....
AI-7 DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER..
AI-8 MISCELLANEOUS PROVISIONS............................
    Change of Owner or Beneficiary.......................
AI-9 TAX INFORMATION.....................................
    Our Income Taxes.....................................
  CONTRACTS NOT PURCHASED TO FUND A TAX QUALIFIED PLAN...
    Undistributed Gains..................................
    Annuity Payments.....................................
    Surrenders, Withdrawals and Death Benefits...........
    Penalty for Premature Withdrawals....................
    Puerto Rico Annuity Contracts Not Purchased to Fund a
    Tax Qualified Plan
  DIVERSIFICATION REQUIREMENTS...........................
  CONTRACTS PURCHASED FOR IRAs...........................
  TRADITIONAL IRAs.......................................
  ROTH IRAs..............................................
    Tax-Free Rollovers to and From IRAs..................
    Withholding on Rollover Distributions................
    Puerto Rico Annuity Contracts Purchased to Fund a Tax
    -Qualified Plan .....................................
  See Your Own Tax Adviser...............................
AI-10 PERFORMANCE INFORMATION............................
AI-11 REPORTS............................................
AI-12 VOTING PRIVILEGES..................................
AI-13 CERTAIN CHANGES....................................
    Changes to the Account...............................
    Variations in Charges or Rates for Eligible Classes..
AI-14 DISTRIBUTION OF CONTRACTS..........................
AI-15 EXPERTS............................................
AI-16 REGISTRATION STATEMENT.............................

The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:


                                "SAI"
DISTRIBUTION........................................................
CALCULATION OF PERFORMANCE DATA.....................................
OTHER PERFORMANCE INFORMATION.......................................
CALCULATION OF ANNUITY PAYMENTS.....................................
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES................
PURCHASES AND REDEMPTIONS OF FUND SHARES............................
THE ACCOUNT.........................................................
DELAY OF CERTAIN PAYMENTS...........................................
LIABILITY FOR TELEPHONE TRANSFERS...................................
VOTING PRIVILEGES...................................................
FINANCIAL STATEMENTS................................................

                            GUIDE TO THIS PROSPECTUS

This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract.

The variable investment options shown above are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

When you select one or more of these variable investment options, we invest your money in NAV shares of a corresponding portfolio of the John Hancock Trust (the "Series Fund"). In this prospectus, the portfolios of the Series Fund are referred to as funds.

The Series Fund is a so-called "series" type mutual fund registered with the SEC. The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the Funds is separately managed and has its own investment objective and strategies. Linked to the end of this prospectus is a prospectus for the Series Fund. The Series Fund's prospectuses contain detailed information about each available Fund. Be sure to read those prospectuses before selecting any of the variable investment options shown above.

The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING AN EVARIABLE ANNUITY CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.

                                                          EVAVIABLE ANNUITY
                                                          -----------------
Separate Account Annual Express (as a
percentage of average account value)                            0.65%

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN AN EVARIABLE ANNUITY CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE SERIES FUND'S PROSPECTUSES.

TOTAL ANNUAL FUND OPERATING EXPENSES                                  MINIMUM   MAXIMUM
--------------------------------------------------------------------  -------  --------
Range of expense that are deducted from fund assets, including management fees, distribution and/or service 912b-1) fees, and other
expenses                                                               0.21%     1.96%

The following table describes the operating expenses for each of the Funds, as a percentage of the Fund's average net assets for the fiscal year ending December 31, 2004. More detail concerning each Fund's fees and expenses is contained in the Fund's prospectus and in the notes following the table.


                                                                                 TOTAL
                                           MANAGEMENT   RULE 12b-1     OTHER     ANNUAL
PORTFOLIO                                     FEES         FEES      EXPENSES   EXPENSES
--------------------------------------     ----------   ----------   --------   --------
JOHN HANCOCK TRUST - SERIES II SHARES:
Small Cap Growth Trust
Small Cap Index Trust
Mid Cap Stock Trust(H)                       0.86%         0.25%       0.05%      1.16%
Financial Services Trust(H)                  0.88%(F)      0.25%       0.08%      1.21%
International Equity Index Trust B
Overseas Equity Trust
Large Cap Growth Trust(H)                    0.85%         0.25%       0.06%      1.16%
Real Estate Securities Trust(H)              0.70%         0.25%       0.05%      1.00%
Small Cap Value Trust
Mid Cap Value Trust(H)                       0.87%         0.25%       0.05%      1.17%
500 Index Trust B
Equity-Income Trust(H)                       0.81%(C)      0.25%       0.05%      1.11%
High Yield Trust(H)                          0.68%         0.25%       0.07%      1.00%
Global Bond Trust(H)                         0.70%         0.25%       0.10%      1.05%
Active Bond Trust(A)                         0.61%         0.25%       0.04%      0.90%
Short-Term Bond Trust
Small Cap Index Trust(H)                     0.49%         0.25%       0.03%      0.77%
Mid Cap Index Trust(H)                       0.49%         0.25%       0.03%      0.77%
Total Stock Market Index Trust(H)            0.49%         0.25%       0.03%      0.77%

                                                                            TOTAL
                                        MANAGEMENT  RULE 12b-1    OTHER    ANNUAL
PORTFOLIO                                  FEES        FEES     EXPENSES  EXPENSES
--------------------------------------  ----------  ----------  --------  --------
Total Return Trust(H)                    0.70%         0.25%    0.05%     1.00%
Real Return Bond Trust                   0.70%         0.25%    0.07%     1.02%
Core Bond Trust(A)                       0.69%         0.25%    0.21%     1.15%
Active Bond Trust(A)                     0.61%         0.25%    0.04%     0.90%
U.S. Government Securities Trust(H)      0.62%         0.25%    0.07%     0.94%
Money Market Trust(H)                    0.48%         0.25%    0.03%     0.76%
Small Cap Index Trust(H)                 0.49%         0.25%    0.03%     0.77%
International Equity Index Trust A(A)    0.55%         0.25%    0.06%     0.86%
Mid Cap Index Trust(H)                   0.49%         0.25%    0.03%     0.77%
Total Stock Market Index Trust(H)        0.49%         0.25%    0.03%     0.77%
500 Index Trust(H)                       0.46%         0.25%    0.05%     0.76%

+ Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.

The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                             MANAGEMENT   TOTAL ANNUAL
PORTFOLIO                       FEES        EXPENSES
--------------------------   ----------   ----------
Science & Technology Trust     1.01%          1.33%
Health Sciences Trust          1.02%          1.38%
Blue Chip Growth Trust         0.79%          1.08%
Equity-Income Trust            0.79%          1.09%

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                    TOTAL
                                                    ANNUAL
PORTFOLIO                         OTHER EXPENSES   EXPENSES
--------------------------------  --------------   --------
Small Company Trust                    0.49%        1.79%
U.S. Global Leaders Growth Trust       0.50%        1.46%
Classic Value Trust                    0.50%        1.62%

These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                            MANAGEMENT   TOTAL ANNUAL
PORTFOLIO                      FEES       EXPENSES
-------------------------   ----------   ---------
Global Trust                   0.80%        1.20%
International Value Trust      0.80%        1.20%

These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                     BETWEEN $50
                                     MILLION AND  EXCESS OVER
                          FIRST $50      $500        $500
PORTFOLIO                  MILLION*    MILLION*    MILLION*
------------------------  ---------  -----------  ---------
Financial Services Trust    0.85%       0.80%       0.75%
Fundamental Value Trust     0.85%       0.80%       0.75%

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                          MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                    FEES       EXPENSES
------------------------  ----------  ------------
Financial Services Trust    0.83%         1.16%
Fundamental Value Trust     0.79%         1.09%

EXAMPLES

The following examples are intended to help you compare the cost of investing in an eVariable Annuity contract with the cost of investing in other variable annuity contracts. These costs include contract fees, separate account annual expenses and fund fees and expenses. The first example assumes that you invest $10,000 in an eVariable Annuity contract , that your investment has a 5% return each year and assumes deductions for the annual contact fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

eVariable Annuity - maximum fund-level total operating expenses

                                           1 YEAR  3 YEAR  5 YEAR  10 YEAR
                                           ------  ------  ------  -------
(1) IF YOU SURRENDER YOUR CONTRACT AT
THE END OF THE APPLICABLE TIME PERIOD:      $264    $811   $1,385  $2,944

(2) IF YOU ANNUITIZE YOUR CONTRACT AT THE
END OF THE APPLICABLE TIME PERIOD:          $264    $811   $1,385  $2,944

(3) IF YOU DO NOT SURRENDER YOUR CONTRACT   $264    $811   $1,385  $2,944

The next example assumes that you invest $10,000 in an eVariable Annuity contract for the time periods indicated. This example also assumes that your investment has a 5% return each year and assumes the annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

eVariable Annuity - minimum fund-level total operating expenses

                                           1 YEAR  3 YEAR  5 YEAR  10 YEAR
                                           ------  ------  ------  -------
(1) IF YOU SURRENDER YOUR CONTRACT AT
THE END OF THE APPLICABLE TIME PERIOD:      $88     $274    $477   $1,061

(2) IF YOU ANNUITIZE YOUR CONTRACT AT THE
END OF THE APPLICABLE TIME PERIOD:          $88     $274    $477   $1,061

(3) IF YOU DO NOT SURRENDER YOUR CONTRACT   $88     $274    $477   $1,061

BASIC INFORMATION

WHAT IS THE CONTRACT?

The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the annuity payments will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen.

We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

WHO OWNS THE CONTRACT?

That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion.

IS THE OWNER ALSO THE ANNUITANT?

In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

PREMIUM PAYMENTS

We call the investments you make in your contract premiums or premium payments. In general, you need at least a $5,000 initial premium payment to purchase a contract. However, you need only $2,000 to open an individual retirement account or $1,000 to begin the annuity direct deposit program. If you choose to contribute more money into your contract, each subsequent premium payment must be at least $100, except that you may make subsequent premium payments for as low as $50 if you are participating in our annuity direct deposit program.

APPLYING FOR A CONTRACT

You can purchase a contract by (1) completing an application for a contract and
(2) transmitting it, along with your initial premium payment, to the Administrative Servicing Office shown on the Cover Pages.

Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

We will not issue a contract if the proposed annuitant is age 85 or older.

LIMITS ON PREMIUM PAYMENTS

You can make premium payments of up to $1,000,000 in any one contract year. Under our current administrative rules, the total of all new premium payments that you may allocate into any one variable investment option may not exceed $500,000, less any amount you previously transferred into that variable investment option during that year. While the annuitant is alive and the contract is in force, you can make premium payments at any time before the annuitant's 85th birthday. We may waive either of these limits, however.

We may also impose limits on the amount of premium payments that you can allocate to any one variable investment option in any one contract year, but we currently do not do so.

WAYS TO MAKE PREMIUM PAYMENTS

Premium payments made by check or money order should be:

      -     drawn on a U.S. bank,

      -     drawn in U.S. dollars, and

      -     made payable to "John Hancock."

We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements.

Premium payments should be sent to the Administrative Servicing Office. We will accept your initial premium payment by exchange from another insurance company. In addition you can make payments automatically from your checking account via the annuity direct deposit program. You can find information about methods of premium payment by contacting the Electronic Servicing Center or by writing to our Administrative Servicing Office.

Once we have issued your contract and it becomes effective, we credit you with any additional premiums you pay as of the day we receive them at the Administrative Servicing Office. From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the variable investment options you've elected. Special investment rules apply to premiums received during the right to cancel period. (See Question 14. "Can I return my contract?")

WHAT IS THE ELECTRONIC SERVICING CENTER?

We maintain an Electronic Servicing Center specifically for this contract to provide variable annuity contract information and other information to current and prospective owners, and to permit various transactions to be performed electronically. The Electronic Servicing Center also contains detailed instructions on how to initiate transactions, such as transferring value among variable investment options, changing the annuitant, beneficiary or owner, withdrawing value from a contract, changing the date of maturity or annuity option, and reporting a death claim. These instructions must be followed and may contain a requirement for you to fax or mail a document with your signature to our Administrative Servicing Office or to a different address. Electronic requests for transactions that require a signature will not be processed.

For security, you will select a Personal Identification Number (PIN) or password to access information through the Electronic Servicing Center. You are responsible for any use of this PIN or password.

The current Universal Resource Locator (or "URL") for the Electronic Service Center is http://www.AnnuityNet.com. The current address for our Administrative Servicing Office is shown on the Cover Pages. If we should change the Electronic Servicing Center or our Administrative Servicing Office, we will notify you in writing or by transmitting an e-mail message to your last known e-mail address.

If you agree, our Electronic Servicing Center will deliver all notices, documents, and other information relating to your policy to your e-mail address or, in some cases, to your personal account folder located at the Electronic Servicing Center, until you revoke this consent. Examples of the electronic documents we will deliver include: the contract, prospectuses, transaction confirmation statements and other information. We reserve the right, however, to deliver documents to you on paper at any time should the need arise.

To view, download, or print electronic documents, you must have access to the Internet, maintain a valid e-mail address, and install ADOBE ACROBAT READER on your computer.

We do not currently charge a fee for providing electronic documents; however, you may incur Internet access charges, telephone charges, and other third party charges when receiving electronic documents or downloading required software. YOUR ABILITY TO ACCESS OR TRANSACT BUSINESS ON THE ELECTRONIC SERVICING CENTER MAY BE LIMITED DUE TO CIRCUMSTANCES BEYOND OUR CONTROL, SUCH AS SYSTEM OUTAGES.

You may revoke your consent to further delivery of electronic documents at any time by writing to our Administrative Servicing Office.

You may obtain a paper copy of documents relating to your contract by writing to our Administrative Servicing Office. Please indicate which documents you want to receive on paper and provide us with your mailing address. We may charge a fee for producing paper copies of documents that have been delivered to you electronically.

You may update your e-mail address by contacting the Electronic Servicing
Center.

We permit certain transactions to be initiated through the Electronic Servicing Center, subject to the following conditions:

      - We will not process e-mailed requests for transactions under the contract for which we require a signature.

      - We and our agents can act on all instructions received with respect to your application and your contract when your password is used. Our sole responsibility is to execute the instructions received. All instructions using your personal account number and password are deemed sent by you.

      - We and our agents are only responsible for executing instructions that are received and acknowledged by the Electronic Service Center. We will notify you by transmitting an e-mail message to your last known e-mail address.

      - You are responsible for keeping your password confidential. You must notify us and our agents of:

      -     Any loss or theft of your password and/or personal account number;
            or

      - Any unauthorized use of your password or personal account information; or

      - Any failure by you to receive a message that an order entered through the website order system has been received and/or executed through the order system; or

      - Any failure by you to receive accurate written confirmation of an order or its execution within (3) business days after placing the order through the website order system.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding fund. Except for certain charges we deduct, and except for the special procedures we follow during the right to cancel period, your investment experience will be the same as if you had invested in the fund directly and reinvested all fund dividends and distributions in additional shares. We describe our special procedures during the right to cancel period in the Allocation of premium payments section under Question 10.

Like a regular mutual fund, each fund deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables section of this prospectus. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under Question 11. "What fees and charges will be deducted from my contract?"

At any time before the date of maturity, the total value of your contract equals

      -     the total amount you invested,

      -     minus all charges we deduct,

      -     minus all withdrawals you have made, and

      - plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value daily while it is in that option.

WHAT ANNUITY BENEFITS DOES A CONTRACT PROVIDE?

If your contract is still in effect on its date of maturity, it enters the annuity period. During the annuity period, we make a series of variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

You should carefully review section AI-5 "The annuity period" in the Additional Information portion of this prospectus, for information about all of these choices you can make.

TO WHAT EXTENT CAN WE VARY THE TERMS AND CONDITIONS OF THE CONTRACTS?

STATE LAW INSURANCE REQUIREMENTS

Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

VARIATIONS IN CHARGES OR RATES

We may vary the charges, guarantee periods, and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

      -     partial withdrawal (including systematic withdrawals),

      -     full withdrawal ("surrender"),

      -     payment of any death benefit proceeds, and

      -     periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

      -     the type of the distribution,

      -     when the distribution is made, and

      -     the circumstances under which the payments are made.

If your contract is issued in connection with a traditional individual retirement annuity plan, all or part of your premium payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, some retirement plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH AN INDIVIDUAL RETIREMENT ANNUITY PLAN OR OTHER TAX-QUALIFIED RETIREMENT PLAN, ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

ALLOCATION OF PREMIUM PAYMENTS

When you apply for your contract, you specify the variable investment options in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time by sending us acceptable notice through our Electronic Servicing Center or by writing to our Administrative Servicing Office. Any change in allocation will be effective as of our receipt of your request. All percentages that you select must be in whole numbers.

Premium payments received prior to the expiration of the right to cancel period will automatically be allocated to the Money Market variable investment option. The portion of the Money Market variable investment option attributable to such payments will be reallocated automatically among the variable investment options you have chosen upon the expiration of the right to cancel period. Premium payments received after the expiration of the right to cancel period will be allocated among the variable investment options you have chosen as soon as they are processed. We describe the right to cancel period following "Can I return my contract?"

Currently, we do not impose a limit on the number of variable investment options that you may use at any one time or over the life of your contract, although we reserve the right to do so in the future.

TRANSFERRING YOUR ASSETS

You may transfer all or part of the assets held in one investment option to any other investment option subject to the restrictions set forth below.

To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any investment option in any contract year is $500,000.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to impose a charge of up to $25 for any transfer beyond the annual limit.

We have adopted policies and procedures to restrict frequent transfers of contract value among variable investment options. Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose a Fund to increased portfolio transaction costs and/or disruption to the Fund manager's ability to effectively manage a Fund's investment portfolio in accordance with the Fund's investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange - usually 4 p.m.) as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Strategic Rebalancing Program, (b) transfers from any fixed account option available under your contract at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the annuity period (these transfers are subject to a 30 day notice requirement, however, as described below). Under the Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable investment option may be made. We apply the Account's policy and procedures uniformly to all contract owners.

We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period,

      -     restricting the dollar amount of transfers,


      - restricting the method used to submit transfers (e.g., changing procedures to require that transfer requests be submitted in writing via U.S. mail), and


      -     restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the contract's date of maturity.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing disruptive frequent trading activity and avoiding harm to long-term investors.

DURING THE ANNUITY PERIOD, YOU MAY NOT MAKE ANY TRANSFER THAT WOULD RESULT IN MORE THAN FOUR INVESTMENT OPTIONS BEING USED AT ONCE. You must submit your transfer request to our Administrative Service Center at least 30 days before the due date of the first annuity payment to which your transfer will apply.

Procedure for transferring your assets

You may request a transfer of contract value among variable investment options by sending us acceptable notice through our Electronic Servicing Center or by writing to our Administrative Serving Office. Your request should include:

      -     your name,

      -     daytime telephone number,

      -     contract number,

      - the names of the variable investment options being transferred to and from each, and

      -     the amount of each transfer.

The request becomes effective on the day we receive your request in proper form.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

ASSET-BASED CHARGE

We deduct the daily asset-based charge shown in the Fee Tables to compensate us primarily for our administrative expenses and the mortality and expense risks that we assume under the contract.

In return for the charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to a pay greater number of annuity payments. We also assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less.

PREMIUM TAXES

We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization. We reserve the right, however, to deduct the charge from each premium payment at the time it is made or, upon death surrender or withdrawal, if we incur such a tax upon those events. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

SURRENDERS AND PARTIAL WITHDRAWALS

Prior to your contract's date of maturity, if the annuitant is living, you may:

      - surrender (i.e., "turn in") your contract for a cash payment of its surrender value, or

      -     make a partial withdrawal of the surrender value.

The surrender value of a contract is the total value of a contract, minus any applicable premium tax. You may request a surrender by writing to our Administrative Serving Office. We will determine the amount surrendered as of the date we receive your request in writing at the Administrative Servicing Office.

You may request a partial withdrawal of the surrender value by writing to our Administrative Serving Office. You may also request a partial withdrawal of up to $50,000 of the surrender value by sending us acceptable notice through our Electronic Servicing Center. We will determine the amount withdrawn as of the date we receive your request in proper order.

Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described in section AI-9 "Tax information" in the Additional Information portion of this prospectus. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any portion taxable of the withdrawal taxable.

We will deduct any partial withdrawal proportionally from each of your variable investment options based on the value in each, unless you direct otherwise.

Without our prior approval, you may not make a partial withdrawal

      -     for an amount less than $300, or

      - if the remaining total value of your contract would be less than $1,000.

A partial withdrawal is not a loan and cannot be repaid. We reserve the right to terminate your contract if the value of your contract becomes zero.

You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

SYSTEMATIC WITHDRAWAL PLAN

Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. We will deduct the requested amount from each applicable variable investment option in the ratio that the value of each bears to the total value of your contract. (See "How will the value of my contract change over time?") The same tax consequences also generally will apply.

The following conditions apply to systematic withdrawal plans:

      - you may elect the plan only if the total value of your contract equals $25,000 or more.

      -     the amount of each systematic withdrawal must equal at least $300.

      - if the amount of each withdrawal drops below $300 or the total value of your contract becomes less that $5,000, we will suspend the plan and notify you.

      -     you may cancel the plan at any time.

      - we reserve the right to modify the terms or conditions of the plan at any time without prior notice.

WHAT HAPPENS IF THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

GUARANTEED MINIMUM DEATH BENEFIT

If the annuitant dies before your contract's date of maturity, we will pay a death benefit, that is the greater of:

      -     the total value of your contract, or

      - the total amount of premium payments made, minus any partial withdrawals.

We calculate the death benefit as of the day we receive, in proper order at the Administrative Servicing Office:

      -     proof of the annuitant's death, and

      -     any required instructions as to method of settlement.

If your contract names joint annuitants, the death benefit is determined on the death of the last surviving annuitant before your contract's date of maturity.

Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under section AI-5 "The anuity period" in the Additional Information portion of this prospectus.

The Administrative Servicing Office's current address is shown on the Cover Pages of this prospectus.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your contract within 10 days (or longer in some states) after you receive it. The "right to cancel period" applicable to your contract will be shown in your contract or in a supplemental notice that is issued with your contract. Any premiums we receive during this period will be allocated to the Money Market variable investment option. If you do not cancel your contract during this period, we will transfer the total value of your contract at the expiration of the right to cancel period to the variable investment options you selected in your application.

To cancel your contract, simply deliver or mail it to the Administrative Servicing Office at the address shown on the Cover Pages or submit a surrender form available through the Electronic Servicing Center. In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, increased by any charges for premium taxes deducted by us to that date. In some states and for contracts issued as "IRAs," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract or surrender form.

WHO SHOULD PURCHASE A CONTRACT?

We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

      - traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code; and

      - non-deductible IRA plans ("Roth IRAs") satisfying the requirements of Section 408A of the Code.

We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. We provide general federal income tax information for contracts in section AI-9 "Tax information" in this Additional Information portion of the prospectus.

ADDITIONAL INFORMATION

This portion of the prospectus contains additional information that is not contained in the Basic Information portion of the prospectus.

DESCRIPTION OF JHVLICO

We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia.

We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2003, John Hancock's assets were approximately $96 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.


HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

We hold the Fund shares that support our variable investment options in Sub-Accounts of John Hancock Variable Annuity Account I (the "Account"), a separate account established by JHVLICO under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

The Account's assets, including the Funds' shares, belong to JHVLICO. Each contract provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

All of JHVLICO's general assets also support JHVLICO's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHVLICO's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

INFORMATION ABOUT THE FUNDS.


We may receive compensation from the Funds of the investment advisors of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered as the cost savings resulting from the arrangement.


We invest the assets of each Sub-Account in NAV shares of a corresponding Fund of the Series Fund. The Funds available under the contracts are as follows:


PORTFOLIO              PORTFOLIO MANAGER        INVESTMENT DESCRIPTION
--------------------   -----------------------  ----------------------------
SMALL CAP GROWTH       Wellington Management    (TO BE UPDATED BY AMENDMENT)
TRUST                  Company, LLP

(Not available for
contracts, issued
after April 30, 2003)

       PORTFOLIO                 PORTFOLIO MANAGER                          INVESTMENT DESCRIPTION
--------------------------   ---------------------------    --------------------------------------------------------
SMALL CAP INDEX TRUST        MFC Global Investment          seeks to approximate the aggregate total return of a
                             Management (U.S.A.)            small cap U.S. domestic equity market index by
                             Limited                        attempting to track the performance of the Russell 2000
                                                            Index.

MID CAP STOCK TRUST          Wellington Management          seeks long-term growth of capital by investing
                             Company, LLP                   primarily in equity securities of mid-size companies
                                                            with significant capital appreciation potential.

FINANCIAL SERVICES TRUST     Davis Advisors                 seeks growth of capital by investing primarily in
                                                            common stocks of financial companies.  During normal
                                                            market conditions, at least 80% of the portfolio's net
                                                            assets (plus any borrowings for investment purposes)
                                                            are invested in companies that are principally engaged
                                                            in financial services.  A company is "principally
                                                            engaged" in financial services if it owns financial
                                                            services-related assets constituting at least 50% of
                                                            the value of its total assets, or if at least 50% of
                                                            its revenues are derived from its provision of
                                                            financial services.

       PORTFOLIO                 PORTFOLIO MANAGER                          INVESTMENT DESCRIPTION
--------------------------   ---------------------------    --------------------------------------------------------
INTERNATIONAL EQUITY         SSgA Funds                     (TO BE UPDATED BY AMENDMENT)
INDEX TRUST B                Management, Inc.

OVERSEAS EQUITY TRUST        Capital Guardian               (TO BE UPDATED BY AMENDMENT)
                             Trust Company

       PORTFOLIO                 PORTFOLIO MANAGER                          INVESTMENT DESCRIPTION
--------------------------   ---------------------------    --------------------------------------------------------
LARGE CAP GROWTH TRUST       Fidelity Management &          seeks long-term growth of capital by investing, under
                             Research Company               normal market conditions, at least 80% of its net
                                                            assets (plus any borrowings for investment purposes) in
                                                            equity securities of companies with large market
                                                            capitalizations.

TOTAL STOCK MARKET INDEX     MFC Global Investment          seeks to approximate the aggregate total return of a
TRUST                        Management (U.S.A.)            broad U.S. domestic equity market index by attempting
                             Limited                        to track the performance of the Wilshire 5000 Equity
                                                            Index*

       PORTFOLIO                 PORTFOLIO MANAGER             INVESTMENT DESCRIPTION
--------------------------   ---------------------------    ----------------------------
SMALL CAP VALUE TRUST        Wellington Management          (TO BE UPDATED BY AMENDMENT)
                             Company, LLP

MID VALUE TRUST              T. Rowe Price                  (TO BE UPDATED BY AMENDMENT)
                             Associates, Inc.

PORTFOLIO                   PORTFOLIO MANAGER       INVESTMENT DESCRIPTION
-------------------------   ---------------------   -----------------------------------------------------
TRUST                       Investment LLC

500 INDEX TRUST B           MFC Global Investment   (TO BE UPDATED BY AMENDMENT)
                            Management (U.S.A.)
                            Limited

EQUITY-INCOME TRUST         T. Rowe Price           seeks to provide substantial dividend income and also
                            Associates, Inc.        long-term capital appreciation by investing primarily
                                                    in dividend-paying common stocks, particularly of
                                                    established companies with favorable prospects for both
                                                    increasing dividends and capital appreciation.

       PORTFOLIO                PORTFOLIO MANAGER                  INVESTMENT DESCRIPTION
-------------------------    -----------------------  --------------------------------------------------------
HIGH YIELD TRUST             Saloman Brothers         seeks to realize an  above-average  total  return over a
                             Asset Management Inc     market  cycle of three to five  years,  consistent  with
                                                      reasonable  risk,  by investing  primarily in high yield
                                                      debt  securities,  including  corporate  bonds and other
                                                      fixed-income securities.

GLOBAL BOND TRUST            Pacific Investment       seeks to realize  maximum total return,  consistent with
                             Management Company       preservation   of   capital   and   prudent   investment
                                                      management   by   investing   the   portfolio's   assets
                                                      primarily  in fixed  income  securities  denominated  in
                                                      major foreign currencies,  baskets of foreign currencies
                                                      (such as the ECU), and the U.S. dollar.

TOTAL RETURN TRUST           Pacific Investment       seeks to realize  maximum total return,  consistent with
                             Management Company       preservation   of   capital   and   prudent   investment
                                                      management by investing, under normal market conditions,
                                                      at least 65% of the portfolio's  assets in a diversified
                                                      portfolio   of  fixed  income   securities   of  varying
                                                      maturities. The average portfolio duration will normally
                                                      vary within a three- to six-year time frame based on the
                                                      subadviser's forecast for interest rates.

        PORTFOLIO                PORTFOLIO MANAGER                     INVESTMENT DESCRIPTION
-------------------------     -----------------------   --------------------------------------------------------
ACTIVE BOND TRUST             Declaration               (VST PORTFOLIO NEW TO MIT)
                              Management & Research
                              LLC

                              John Hancock
                              Advisers, LLC

SHORT-TERM BOND TRUST         Declaration               (VST PORTFOLIO NEW TO MIT)
                              Management & Research
                              LLC

MONEY MARKET TRUST B          MFC Global Investment     (TO BE UPDATED BY AMENDMENT)
                              Management (U.S.A.)
                              Limited

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PORTFOLIO         PORTFOLIO MANAGER      INVESTMENT DESCRIPTION
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Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

DESCRIPTION OF CHANGES AT THE FUND LEVEL

THE ACCUMULATION PERIOD

YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS

Each premium payment or transfer that you allocate to a variable investment option purchases accumulation units of that variable investment option.
Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) results in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                        dollar amount of transaction
                                              DIVIDED BY
                        value of one accumulation unit for the applicable variable investment option at the time of such transaction

The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such variable investment option. (See below under "Variable investment option valuation procedures.")

Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

number of accumulation units in the variable investment options

                                        TIMES
                    value of one accumulation unit for the applicable variable investment option that time

THE ANNUITY PERIOD

DATE OF MATURITY

Your contract specifies the annuitant's 95th birthday as the date of maturity, when payments from one of our annuity options are scheduled to begin. You may subsequently elect a different date of maturity by sending us acceptable notice through our Electronic Servicing center or by writing to our Administrative
Serving Office. Unless we otherwise permit, a new selection must be

      - at least 12 months after the date the first premium payment is applied to your contract and

      -     no later than the annuitant's 95th birthday.

We must receive your new selection in proper form at least 31 days prior to the new date of maturity.

                                            23

If you are selecting or changing your date of maturity for a contract issued under an IRA, special limits apply. (See "Contracts purchased as traditional IRAs," in AI-9 "Tax Information," below.)

CHOOSING VARIABLE ANNUITY PAYMENTS

During the annuity period, we offer annuity payments on a variable basis for each variable investment option.

We will generally apply amounts allocated to variable investment options to provide annuity payments on a variable basis.

SELECTING AN ANNUITY OPTION

Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed below under Annuity options).

Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits. Alternatively, if you agree, we will make payments at quarterly, semi-annual, or annual intervals in place of monthly payments.

Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if

      -     you have not made an election prior to the annuitant's death;

      - the beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

      - the beneficiary notifies us of the election prior to the date the proceeds become payable.

You may also elect to have the surrender value of your contract applied to an annuity option at the time of full surrender if your contract has been outstanding for at least 6 months. If the total value of your contract, at death or surrender, is less than $5,000, no annuity option will be available.

VARIABLE MONTHLY ANNUITY PAYMENTS

We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option. Here's how it works:

      - we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

      - if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

      - if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

Assumed investment rate: The assumed investment rate for any variable portion of your annuity payments will be 3-1/2% per year, except as follows.

You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

ANNUITY OPTIONS

Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

OPTION A - LIFE ANNUITY WITH Payments FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

Federal income tax requirements currently applicable to contracts used with individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

If the payee is more than 95 years old on the date of maturity, the following two options are not available:

      -     Option A: "life annuity with 5 years guaranteed" and

      - Option B: "life annuity without further payment on the death of payee."

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER

If you did not purchase your contract under a tax-qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the box below. In most cases, these provisions do not cause a problem if you are also the annuitant under your policy. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

     - If the contract's designated beneficiary is your surviving spouse, your spouse may continue the

The Code imposes very similar distribution requirements on contracts used to fund individual retirement annuity plans. We provide the required provisions for tax-qualified plans in separate disclosures and endorsements.

The Electronic Servicing Center contains instructions on how to provide notice of the death of an owner or annuitant to us, and how to file a claim at the Administrative Servicing Office. Notice of the death of an owner or annuitant should be furnished promptly.

MISCELLANEOUS PROVISIONS

CHANGE OF OWNER OR BENEFICIARY

The Electronic Servicing Center provides instructions on how to change the owner or beneficiary under your contract.

To qualify for favorable tax treatment, certain contracts can't be sold, assigned, discounted, or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose. Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the Administrative Servicing Office.

The contract designates the person you choose as beneficiary. You may change the beneficiary by written notice to the Administrative Servicing Office no later than receipt of due proof of the death of the annuitant.

Changes of owner or beneficiary will take effect whether or not you or the annuitant is then alive. However, these changes are subject to:

      -     the rights of any assignees of record,

      -     the any action taken prior to receipt of the notice, and

      -     certain other conditions.

An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

OUR INCOME TAXES

We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge of such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

CONTRACTS NOT PURCHASED TO FUND A TAX QUALIFIED PLAN

UNDISTRIBUTED GAINS

We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you.

However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

ANNUITY PAYMENTS

When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

SURRENDERS, WITHDRAWALS AND DEATH BENEFITS

When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain". Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by JHVLICO or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution requirements following death of owner."

PENALTY FOR PREMATURE WITHDRAWALS

The taxable portion of any withdrawal, single sum payment and certain death benefit payment may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59-1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

PUERTO RICO ANNUITY CONTRACTS NOT PURCHASED TO FUND A TAX QUALIFIED PLAN

Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

DIVERSIFICATION REQUIREMENTS

Each of the funds of the Series Fund intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

CONTRACTS PURCHASED FOR IRAS

TRADITIONAL IRAS

ANNUAL CONTRIBUTION LIMIT. A traditional individual retirement annuity (as defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

      -     100% of compensation includable in your gross income, or

      - the IRA annual limit for that tax year. For tax years beginning in 2002, 2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

CATCH-UP CONTRIBUTIONS. An IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

SPOUSAL IRA. You may also purchase an IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

DEDUCTIBILITY OF CONTRIBUTIONS. You may be entitled to a full deduction, a partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

The amount of your deduction is based on the following factors:

      - whether you or your spouse is an active participant in an employer sponsored retirement plan,

      -     your federal income tax filing status, and

      -     your "Modified Adjusted Gross Income."

Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

DISTRIBUTIONS. In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59-1/2

(unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70-1/2.

ROTH IRAS

ANNUAL CONTRIBUTION LIMIT. A Roth IRA is a type of non-deductible IRA. In general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

CATCH-UP CONTRIBUTIONS. A Roth IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

SPOUSAL IRA. You may also purchase a Roth IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

DISTRIBUTIONS. If you hold your Roth IRA for at least five years the payee will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

      -     after you reach age 59-1/2,

      -     on your death or disability, or

      - to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

CONVERSION TO A ROTH IRA. You can convert a traditional IRA to a Roth IRA, unless

      -     you have adjusted gross income over $100,000, or

      -     you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

TAX-FREE ROLLOVERS TO AND FROM IRAS

For tax years beginning in 2002, if permitted under your plans, you may make a tax-free rollover from:

      -     a traditional IRA to another traditional IRA,

      - a traditional IRA to another tax-qualified plan, including a Section 403(b) plan

      - any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

      - any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

      - a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

      - a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

WITHHOLDING ON ROLLOVER DISTRIBUTIONS

The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

PUERTO RICO ANNUITY CONTRACTS PURCHASED TO FUND A TAX-QUALIFIED PLAN

The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for IRAs" is inapplicable in Puerto Rico and should be disregarded.

SEE YOUR OWN TAX ADVISER

The above description of Federal (and Puerto Rico) income tax consequences to owners of and payees under contracts is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

Total return at the Account level is the percentage change between:

      - the value of a hypothetical investment in a variable investment option at the beginning of the relevant period; and

      -     the value at the end of such period.

At the Account level, total return reflects adjustments for the asset-based risk charge. Total return at the Account level does not, however, reflect any premium tax charges. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it may be for additional durations.

We may also advertise "current yield" and "effective yield" for investments in the Money Market variable investment option. Current yield refers to the income earned on your investment in the Money Market variable investment option over a 7-day period an then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax .


REPORTS

At least semi-annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Funds.

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VOTING PRIVILEGES

At meetings of a Series Fund's shareholders, we will generally vote all the shares of each Fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

CHANGES TO THE ACCOUNT

We reserve the right, subject to applicable law, including any required shareholder approval,

      - to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

      -     to add or delete variable investment options,

      -     to change the underlying investment vehicles,

      -     to operate the Account in any form permitted by law, and

      - to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES

We may allow a reduction in or the elimination of any contract charges. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

      -     the size of the initial premium payment,

      -     the size of the group or class,

      - the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

      - the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

      - the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

      - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

We will make any reduction in charges according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner. Any variation in charges or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

DISTRIBUTION OF CONTRACTS

Signator Investors, Inc. ("Signator") acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Its address is 197 Clarendon Street, Boston, Massachusetts 02116. Signator is a subsidiary of John Hancock Life Insurance Company.

You can purchase the contracts through broker-dealers who have entered into selling agreements with Signator and JHVLICO. We do not expect the compensation of such broker-dealers and their affiliated life insurance agencies to exceed 8% of premium payments (on a present value basis).

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EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, and for each of the three years in the period ended December 31, and the financial statements of the Account at December 31, and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

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                            APPENDIX A: SPECIAL TERMS

We define or explain each of the following key words used in this prospectus either in the Cover Pages, as answers to the Questions in the Basic Information portion of the prospectus or in one of the sections of the Additional Information ("AI") portion of the prospectus, as shown below:

KEY WORDS..................................WHERE TO LOOK
Administrative Servicing Office.........................
Annuity direct deposit program..........................
Accumulation units......................................
Annuitant...............................................
Annuity payments........................................
Annuity period..........................................
Contract year...........................................
Date of issue...........................................
Date of maturity........................................
Electronic Servicing Center.............................
Funds...................................................
Premium payments........................................
Surrender...............................................
Surrender value.........................................
Total value of your contract............................
Variable investment options.............................
Withdrawal..............................................

                       STATEMENT OF ADDITIONAL INFORMATION


                                APRIL 30th, 2004


                    INDEPENDENCE PREFERRED VARIABLE ANNUITY,
                       INDEPENDENCE 2000 VARIABLE ANNUITY,
                        MARKETPLACE VARIABLE ANNUITY, AND
                                EVARIABLE ANNUITY

                 DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY
                                    CONTRACTS

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

This statement of additional information ("SAI"), dated May 1, 2004 is not a prospectus. It is intended that this SAI be read in conjunction with one of the Independence Preferred Variable Annuity, Independence 2000 Variable Annuity, Marketplace Variable Annuity, or eVariable Annuity prospectuses dated May 1, 2004, of the John Hancock Variable Annuity Account I (the "Account"). Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. An Independence Preferred Variable Annuity, Independence 2000 Variable Annuity, or Marketplace Variable Annuity prospectus may be obtained from the John Hancock Annuity Servicing Office, P.O. Box 772, Boston, Massachusetts 02117, telephone number 1-800-732-5543. An eVariable Annuity prospectus may be obtained from the John Hancock Variable Life Insurance Company Administrative Servicing Office, P.O. Box 62137, Baltimore, MD 21264-2137, or on URL: http://www.AnnuityNet.com.

                                TABLE OF CONTENTS


DISTRIBUTION...................................................................
CALCULATION OF PERFORMANCE DATA................................................
  MONEY MARKET VARIABLE INVESTMENT OPTION......................................
  OTHER VARIABLE INVESTMENT OPTIONS............................................
   "Standardized" Total Return.................................................
   Yield.......................................................................
   "Non-Standardized" Performance..............................................
OTHER PERFORMANCE INFORMATION..................................................
CALCULATION OF ANNUITY PAYMENTS................................................
   Calculation of Annuity Units................................................
   Annuity Unit Values.........................................................
   Mortality Tables............................................................
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES...........................
   Net Investment Rate.........................................................
   Adjustment of Units and Values..............................................
   Hypothetical Example Illustrating the Calculation of Accumulation Unit
   Values and Annuity Unit Values .............................................
PURCHASES AND REDEMPTIONS OF FUND SHARES.......................................
THE ACCOUNT....................................................................
DELAY OF CERTAIN PAYMENTS......................................................
LIABILITY FOR TELEPHONE TRANSFERS..............................................
VOTING PRIVILEGES..............................................................
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS..............................

DISTRIBUTION

The distribution of the variable annuity contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock and Signator, the amounts we paid under that agreement for such services were as follows:

                                                AMOUNT PAID TO
Year                                               SIGNATOR
----                                            --------------
2003........................................      $2,867,734
2002........................................      $5,779,080
2001........................................      $8,548,850

CALCULATION OF PERFORMANCE DATA

The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTION

We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The applicable risk based charges, mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

              Effective yield = (Base period return + 1)((365/7)) - 1

OTHER VARIABLE INVESTMENT OPTIONS

"STANDARDIZED" TOTAL RETURN

Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

We calculate the average annual total return for each variable investment option, other than the money market variable investment option, according to the following "Standard" formula prescribed by the SEC:

                              P x ( 1 + T )(n) = ERV

            where          P = a hypothetical initial premium payment of
                               $1,000
                           T = average annual total return
                           n = number of years
                           ERV = ending redeemable value of ahypothetical
                                $1,000 premium payment, made at the beginning of such period (or fractional portion thereof)

We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1995. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the contracts because the Account is used for other variable annuities offered by us.

YIELD

We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                            yield = 2[(a-b/cd+ 1)(6)-1]

      where:  a = net investment income earned during the period by the fund whose shares are owned by the variable investment option
              b = expenses accrued for the period (net of any reimbursements) c = the average daily number of accumulation units outstanding during the period
              d = the offering price per accumulation unit on the last day of the period

According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

"NON-STANDARDIZED" PERFORMANCE

We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, withdrawal charge, annual contract fee, or charges for optional rider benefits described in the prospectus.

"Non-standardized" average annual total returns for the eVariable Annuity contracts are shown in the prospectus.

Although the contracts did not exist during all the periods for which we calculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.

OTHER PERFORMANCE INFORMATION

      You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

CALCULATION OF ANNUITY PAYMENTS

CALCULATION OF ANNUITY UNITS

We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

For each variable investment option, we THEN divide:

                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000

and multiply the result by

                         the applicable annuity purchase
                         rate set forth in the contract
                                 and reflecting

                                 (1) the age and, possibly, sex of the payee
                                     and
                                 (2) the assumed investment rate (discussed
                                     below)

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

                        the amount of the initial monthly
                       variable annuity payment from that
                             variable annuity option

                                       by

                       the annuity unit value of that
                       variable investment option as of
                       10 calendar days prior to the
                       date the initial payment is due

For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                      1,000

If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

ANNUITY UNIT VALUES

The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

      (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

      (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be 0.99990575. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES

The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

NET INVESTMENT RATE

      For any period, the net investment rate for a variable investment option equals

      (1) the percentage total investment return of the corresponding fund for that period (assuming reinvestment of all dividends and other distributions from the fund), less

      (2) for each calendar day in the period, a deduction of 0.001781% of the value of the variable investment option at the beginning of the period, and less

      (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

ADJUSTMENT OF UNITS AND VALUES

We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract.

HYPOTHETICAL EXAMPLE ILLUSTRATING THE CALCULATION OF ACCUMULATION UNIT VALUES AND ANNUITY UNIT VALUES

Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $71.21 assuming a one day period. The $71.21 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00001781. By substituting in the first formula above, the net investment rate is equal to $3928.76 ($2000 + $3000 - $1000 - $71.21)
divided by $4,000,000 or 0.0009822.

Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be [$11.250000 x (1 + .0009822)] or $11.261050. The value of an annuity unit at the end of the period would be [$1.0850000 x (1. + .0009822) x ..99990575] or $1.085963. The final figure, .99990575, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

PURCHASES AND REDEMPTIONS OF FUND SHARES

JHVLICO purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Series Fund, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Series Fund share for each fund determined on that same date.

THE ACCOUNT

In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by JHVLICO to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

DELAY OF CERTAIN PAYMENTS

Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

      (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

      (2)   when trading on that Exchange is restricted;

      (3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

      (4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

LIABILITY FOR TELEPHONE TRANSFERS

If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

      -     requiring personal identification,

      -     tape recording calls, and

      -     providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

VOTING PRIVILEGES

Here's the formula we use to determine the number of Fund shares as to which you may give instructions:

                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                         the corresponding class of the
                                  fund's shares

      At a shareholders' meeting, you may give instructions regarding:

      (1)   the election of a Board of Trustees,

      (2)   the ratification of the selection of independent auditors,

      (3) the approval of a Series Fund's investment management agreements, and

      (4)   other matters requiring a vote under the 1940 Act.

The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

We will furnish you information and forms so that you may give voting instructions.

We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS.


TO BE UPDATED BY AMENDMENT


(B) EXHIBITS:

1. John Hancock Variable Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account I, dated June 15, 1994, is incorporated by reference to this File, filed on November 27, 1996.

2.     Not Applicable.

3. (a) Form of Distribution and Servicing Agreement by Signator Investors,
       Inc. (formerly known as "John Hancock Distributors, Inc."), John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement for John Hancock Variable Life Account S (File No. 333-15075) filed April 23, 1997.

   (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4. (a) Form of eVariable Annuity periodic payment deferred annuity contract is incorporated herein by reference to Registrant's Form N-4 filed with the Commission on November 27, 2000.

   (b) form of Marketplace periodic payment deferred annuity contract, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed with the Commission on November 27, 1996.

5. (a) Form of annuity contract application is incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed with the Commission on November 17, 2000.

   (b) Form of Marketplace annuity contract application, incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, filed with the Commission on April 29, 1997.

6. (a) JHVLICO Certificate of Incorporation is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

   (b) JHVLICO By-laws is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996

7.     Not Applicable.

8.     Not Applicable

9. Opinion and Consent of Counsel, incorporated by reference to Registrant's Initial Registration Statement filed with the Commission on November 27, 1996.


10.(a) Representation of counsel, incorporated by reference to Post-Effective
       Amendment No. 18 Filed with the Commission on April 28, 2004

   (b) Consent of independent auditors, TO BE UPDATED BY AMENDMENT.


   (c) Powers of Attorney for Michele G. Van Leer, Ronald J. Bocage, Todd G. Engelsen, Bruce M. Jones, Barbara L. Luddy, Daniel L. Ouellette, Robert
       R. Reitano and Paul Strong, are incorporated by reference from Post-Effective Amendment No. 6 to File 33-64945, filed on April 16, 2002. Powers of Attorney for Michael A. Bell and Dec Mullarkey, are incorporated by reference from Post-Effective Amendment No. 5 to File No. 333-76660, filed on October 11, 2002.


   (d) Powers of Attorney for James M. Benson and Mark Newton [Filed Herewith]


11.    Not Applicable.

12.    Not Applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR at the time of filing.

    Directors                                        Positions with the Depositor
-------------------                         -------------------------------------------
Michael A. Bell                                Chairman of the Board
Michele G. Van Leer                            Vice Chairman of the Board and President
Ronald J. Bocage                               Vice President and Counsel
Todd G. Engelsen                               Vice President
Barbara L. Luddy                               Vice President and Actuary
Dec Mullarkey                                  Vice President
Daniel L. Ouellette                            Vice President
Robert R. Reitano                              Vice President and Chief Investment
                                               Officer
Paul J. Strong                                 Vice President and Illustration Actuary

Executive Officers Other Than Directors
---------------------------------------
Peter Scavongelli                           Secretary
Julie H. Indge                              Treasurer
Barbara L. Luddy                            Vice President & Actuary
Rosalie M. Calabraro                        Assistant Secretary
Stephen J. Blewitt                          Vice President - Investment
George H. Braun                             Vice President - Investment
Diane M. Crisileo                           Vice President - Investment
Willma H. Davis                             Vice President - Investment
Mark W. Davis                               Vice President - Investment
Paul F. Hahesy                              Vice President - Investment
Scott S. Hartz                              Vice President - Investment
David Henderson                             Vice President - Investment
E. Kendall Hines, Jr.                       Vice President - Investment
Deborah H. McAneny                          Vice President - Investment
William McPadden                            Vice President - Investment
C. Bruce Metzler                            Vice President - Investment
Barry Nectow                                Vice President - Investment
Phillip J. Peters                           Vice President - Investment
Steven Mark Ray                             Vice President - Investment
Klaus O. Shigley                            Vice President - Appointed Actuary
Barry E. Welch                              Vice President - Investment
Antony P. Wood                              Vice President - Investment
Earl Baucom                                 Controller
Patrick Gill                                Assistant Controller
Paula M. Pashko                             Assistant Controller
Kevin J. McWilliams                         Assistant Treasurer
Peter S. Mitsopoulos                        Assistant Treasurer

All of the above-named officers and directors can be contacted at the following business address: John Hancock Variable Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHVLICO, operated as a unit investment trust. Registrant supports benefits payable under JHVLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHVLICO own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFS"). A list of other persons controlled by MFS as of December 31, 2003 appears below:

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2004

                                                         LEGAL  % OF     JURISDICTION OF
                        AFFILIATE                         ID    EQUITY    INCORPORATION    DIVISION
                        ---------                       ------  ------  -----------------  ---------
MANULIFE FINANCIAL CORPORATION                           0002      100      CANADA         Corporate
  John Hancock Holdings (Delaware) LLC                   0275      100      Delaware       Corporate
    John Hancock Financial Services, Inc.                0003      100      Delaware       Corporate
  The Manufacturers Life Insurance Company               0001      100      Canada         Corporate
    Manulife Bank of Canada                              0058      100      Canada         Canadian
    Manulife Financial Services Inc.                     0199      100      Canada         Canadian
    Manulife Securities International Ltd.               0079      100      Canada         Canadian
    Manulife Canada Ltd.                                 0157      100      Canada         Canadian
    First North American Insurance Company               0111      100      Canada         Canadian
    Equinox Financial Group, Inc.                        0239      100      Canada         Canadian
      EIS Insurance Services, Inc.(1.)                              50      Canada         Canadian
      2733854 Canada Ltd.(2.)                                      100      Canada         Canadian
    JLOC Holding Company                                            30   Cayman Islands    Corporate
    Opportunity Finance Company                                     30   Cayman Islands    Corporate
    Cantay Holdings Inc.                                 0051      100      Ontario        Corporate
    Canaccord Capital Inc.                                       13.07      British        Corporate
                                                                            Columbia
    Regional Power Inc.                                  0136    83.50      Canada         Corporate
      Addalam Power Corporation.                                    50      Philippines    Investments
    Manulife Data Services Inc.                          0081      100      Barbados       Corporate
    Manulife Enterprises (Alberta) Limited               0276      100      Alberta        Corporate
      Manulife Enterprises (Bermuda) Limited             0277      100      Bermuda        Corporate
    Manulife Capital Inc.                                0278      100      Canada         Corporate
    P.V.S. Preferred Vision Services Inc.                           20      Canada         Investments
    880 Belgrave Way Holdings Ltd.                                 100   British Columbia  Investments
    Churchill Office Park Limited                                   45      Canada         Investments
    Landex Properties Ltd.                               0238      100   British Columbia  Investments
    Enterprise Capital Management Inc.                              20      Ontario        Investments
    6212344 Canada Limited                               0272      100      Canada         Investments
    SEAMARK Asset Management Ltd.                                35.01      Canada         Investments
    1293319 Ontario Inc.                                 0170      100      Ontario        Investments
    3426505 Canada Inc.                                  0161      100      Canada         Investments
    FNA Financial Inc.                                   0115      100      Canada         Investments
      Elliot & Page Limited                              0116      100      Ontario        Investments
    NAL Resources Limited                                0117      100      Alberta        Investments
    NAL Resources Management Limited                     0120      100      Canada         Investments
      1050906 Alberta Ltd.                               0127      100      Alberta        Investments
    2015500 Ontario Inc.                                 0154      100      Ontario        Investments
    NALC Holdings Inc.(3)                                0103       50      Ontario        Investments
    2015401 Ontario Inc.                                 0140      100      Ontario        Investments
    2024385 Ontario Inc.                                 0153      100      Ontario        Investments
    Cavalier Cable, Inc.(4.)                                        78      Delaware       Investments
    MFC Global Investment Management (U.S.A.) Limited    0156      100      Canada         Investments
    Resolute Energy Inc.                                         11.42      Alberta        Investments
    Micro Optics Design Corporation                              17.69      Nevada         Investments
    PK Liquidating Company II, LLC                                  18      Delaware       Investments
    Intrepid Energy Corp.                                           19      Alberta        Investments
    Avotus Corp.                                                 10.13      Canada         Investments
    Manulife Holdings (Alberta) Limited                  0201      100      Alberta        U.S.
      Manulife Holdings (Delaware) LLC                   0205      100      Delaware       U.S.
        The Manufacturers Investment Corporation         0087      100      Michigan       U.S.

                                                                 LEGAL   % OF   JURISDICTION OF
                        AFFILIATE                                 ID    EQUITY   INCORPORATION    DIVISION
                        ---------                                -----  ------  ---------------  -----------
         Manulife Reinsurance Limited                            0067      100    Bermuda        Reinsurance
           Manulife Reinsurance (Bermuda) Limited                0203      100    Bermuda        Reinsurance
         John Hancock Life Insurance Company (U.S.A.)(5.)        0019      100    Michigan       U.S.
           The Manufacturers Life Insurance Company of           0017      100    Michigan       U.S.
           America
           Manulife Service Corporation                          0007      100    Colorado       U.S.
           John Hancock Distributors LLC(6.)                     0005      100    Delaware       U.S.
           Aegis Analytical Corporation                                  15.41    Delaware       Investments
           John Hancock Investment Management Services, LLC7.    0097       60    Delaware       U.S.
           John Hancock Life Insurance Company of New York(8.)   0094      100    New York       U.S.
           Ironside Venture Partners I LLC                       0196      100    Delaware       Investments
             NewRiver Investor Communications Inc.                       11.29    Delaware       Investments
           Polymerix Corporation                                          11.4    Delaware       Investments
           Ennal, Inc.                                           0124      100    Delaware       U.S.
           Ironside Venture Partners II LLC                      0197      100    Delaware       Investments
           Manulife Property Management of Washington, D.C.,               100    Wash., D.C.    Investments
           Inc.
           Avon Long Term Care Leaders LLC                       0158      100    Delaware       U.S.
           ESLS Investment Limited, LLC                                     25    Ohio           Corporate
           Flex Holding, LLC                                              27.7    Delaware       Corporate
             Flex Leasing I, LLC                                         99.99    Delaware       Corporate
           Manulife Leasing Co., LLC                                        80    Delaware       Corporate
           Dover Leasing Investments, LLC                                   99    Delaware       Corporate
           MCC Asset Management, Inc.                            0186      100    Delaware       U.S.
    MFC Global Fund Management (Europe) Limited                            100    England        Investments
      MFC Global Investment Management (Europe) Limited          0064      100    England        Investments
    WT (SW) Properties Ltd.                                      0082      100    England        Corporate
    Manulife Europe Ruckversicherungs-Aktiengesellschaft         0138      100    Germany        Reinsurance
      Manulife Holdings (Bermuda) Limited                        0147      100    Bermuda        Reinsurance
        Manulife Management Services Ltd.                        0191      100    Barbados       Reinsurance
        Manufacturers P&C Limited                                0036      100    Barbados       Reinsurance
        Manufacturers Life Reinsurance Limited                   0049      100    Barbados       Reinsurance
    FCM Holdings Inc.                                            0104      100    Philippines    Asia
    Manulife (Singapore) Pte. Ltd.                               0014      100    Singapore      Asia
      John Hancock Life Assurance Company, Ltd.                            100    Singapore      Asia
    The Manufacturers Life Insurance Co. (Phils.), Inc.          0164      100    Philippines    Asia
      FCM Plans, Inc.                                            0155      100    Philippines    Asia
      Manulife Financial Plans, Inc.                             0187      100    Philippines    Asia
    Manulife (Vietnam) Limited                                   0188      100    Vietnam        Asia
    Manulife International Holdings Limited                      0152      100    Bermuda        Asia
      Manulife Provident Funds Trust Company Limited             0163      100    Hong Kong      Asia
      Manulife Asset Management (Asia) Limited                             100    Barbados       Asia
        Manulife Asset Management (Hong Kong) Limited            0078      100    Hong Kong      Asia
        P.T. Manulife Aset Manajemen Indonesia                   0141       85    Indonesia      Asia
         P.T. Buanadaya Sarana Informatika(9.)                              96    Indonesia      Asia
      Manulife (International) Limited                           0028      100    Bermuda        Asia
        Manulife-Sinochem Life Insurance Co. Ltd.                0043       51    China          Asia
        The Manufacturers (Pacific Asia) Insurance Company       0061      100    Hong Kong      Asia
        Limited
        Manulife Consultants Limited                                       100    Hong Kong      Asia
        Manulife Financial Shareholdings Limited                           100    Hong Kong      Asia
        Manulife Financial Management Limited                              100    Hong Kong      Asia
        Manulife Financial Group Limited                                   100    Hong Kong      Asia
        Manulife Financial Investment Limited                              100    Hong Kong      Asia

                                                                 LEGAL   % OF   JURISDICTION OF
                        AFFILIATE                                 ID    EQUITY   INCORPORATION    DIVISION
                        ---------                                -----  ------  ---------------  -----------
    P.T. Asuransi Jiwa Manulife Indonesia                         0042      71     Indonesia     Asia
      P.T. Asuransi Jiwa Arta Mandiri Prima                       0075      99     Indonesia     Asia
      P.T. Manulife Intijaya                                                90     Indonesia     Asia
      P.T. Manulife Intisari                                                95     Indonesia     Asia
    6306471 Canada Inc.                                           0282     100     Canada        Corporate
      CDF (Thailand) Ltd.                                         0287      90     Thailand      Asia
        OQC (Thailand) Ltd.(10.)                                  0288      51     Thailand      Asia
         Interlife John Hancock Assurance Public Company          0286      70     Thailand      Asia
         Limited(11.)
    Manulife Technology & Services Sdn Bhd                        0285     100     Malaysia      Asia
    Manulife Alberta Limited                                      0279     100     Alberta       Corporate
      Manulife European Holdings (Bermuda) Limited                0270     100     Bermuda       Corporate
        Manulife European Investments (Luxembourg) S.a.r.l.       0271     100     Luxembourg    Corporate
         Manulife Hungary Holdings Limited(12.)                   0149      99     Hungary       Corporate
    MLI Resources Inc.                                            0193     100     Alberta       Corporate
      Manulife Life Insurance Company(13.)                        0180   35.02     Japan         Japan
        MFC Global Investment Management (Japan) Limited          0208     100     Japan         Japan
      Manulife Century Investments (Bermuda) Limited              0172     100     Bermuda       Corporate
        Manulife Century Investments (Luxembourg) S.A.            0173     100     Luxembourg    Corporate
         Manulife Century Investments (Netherlands) B.V.          0174     100     Netherlands   Corporate
           Manulife Premium Collection Co., Ltd.(14.)             0178      57     Japan         Japan
           Y.K. Manulife Properties Japan                         0142     100     Japan         Japan
           Daihyaku Manulife Holdings (Bermuda) Limited           0175     100     Bermuda       Corporate
           Manulife Century Holdings (Netherlands) B.V.           0195     100     Netherlands   Corporate
    Manulife Holdings (Hong Kong) Limited                         0015     100     Hong Kong     Asia
    Manulife (Malaysia) SDN.BHD.                                  0074     100     Malaysia      Asia
    Manulife Financial Systems (Hong Kong) Limited                0053     100     Hong Kong     Asia

-------------

(1.) 50% of EIS Insurance Services, Inc. is owned by The Manufacturers Life Insurance Company.

(2.)  Inactive subsidiaries are noted in italics.

(3)   50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4.) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).

(5.) Name change from The Manufacturers Life Insurance Company (U.S.A.) effective January 1, 2005.

(6.)  Name change from Manulife Financial Securities LLC effective January 1,
      2005.

(7.) Name change from Manufacturers Securities Services, LLC effective January 1, 2005. 40% of John Hancock Global Investment Management, LLC is owned by John Hancock Life Insurance Company of New York.

(8.) Name change from The Manufacturers Life Insurance Company of New York effective January 1, 2005.

(9.) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.

(10.) 49% of OQC (Thailand) Ltd. is owned by 6306489 Canada Inc.

(11.) 24.97% of Interlife John Hancock Assurance Public Company Limited is owned by The Manufacturers Life Insurance Company.

(12.) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(13.) 32.49% of Manulife Life Insurance Company is owned by Manulife Century
      Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(14.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century
      Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

Registrant had 27,078 Contract Owners as of March 1, 2004.

ITEM 28. INDEMNIFICATION

Pursuant to Article X of the Company's By-Laws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V, and H, and John Hancock Variable Life Accounts S, U, V, and UV.

(b)   OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC. at the time of filing.

      NAME                        TITLE

      James M. Morris, II         Chairman, CEO and Director
      Wendy A. Benson             President, COO and Director
      Jude A. Curtis              Executive Vice President Director
      Katherine P. Klingler       Vice President
      Richard A. Brown            Treasurer
      Grant D. Ward               Secretary/Clerk
      Michael A. Bell             Director
      Wayne A. Budd               Director
      Ronald J. McHugh            Director
      Daniel L. Ouellette         Director
      William H. Palmer           Director
      Francis J. Taft             Director
      -------------
      All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8-8, Boston, MA 02117.

(c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of
      Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by
      Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Boston, Massachusetts on this 28th day of February, 2005.


JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
(Registrant)

By: JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
    (Depositor)


By: /s/ Michele G. Van Leer
    _______________________
    Michele G. Van Leer
    President


JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


By: /s/ Michele G. Van Leer
    _______________________
    Michele G. Van Leer
    President

Product Name: eVariable Annuity
File Number:  333-16149


                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 28th day of February, 2005.



       Signature                               Title
       ---------                               -----
/s/ MICHELE G. VAN LEER
-----------------------                 Vice Chairman and President
Michele G. Van Leer                     (Principal Executive Officer)

/s/ PETER COPESTAKE
-----------------------                 Treasurer
Peter Copestake                         (Principal Financial Officer)

*                                       Chairman of the Board
-----------------------
James M. Benson


-----------------------                 Director
Ronald J. Bocage

*                                       Director
-----------------------
Robert A. Cook

*                                       Director
-----------------------
Steven Finch

*                                       Director
-----------------------
Dec Mullarkey

*                                       Director
-----------------------
Mark Newton

*                                       Director
-----------------------
Daniel L. Ouellette

*                                       Director
-----------------------
Robert R. Reitano

/s/ RONALD J. BOCAG
-----------------------
Ronald J. Bocage
Pursuant to Power of Attorney

                                INDEX TO EXHIBITS

                                    FORM N-4

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

Exhibits


Item 24(B) 10(d) Powers of Attorney for James M. Benson and Mark Newton